EARNINGS PER SHARE (Details) - Schedule of Earnings Per Share - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Earnings Per Share [Abstract]
Profit attributable to equity shareholders – basic and diluted	£ 3,392	£ 1,651	£ 466
Tax credit on distributions to other equity holders	102	91	80
	£ 3,494	£ 1,742	£ 546
Weighted average number of ordinary shares in issue – basic	71,710	71,234	71,272
Adjustment for share options and awards	683	790	1,068
Weighted average number of ordinary shares in issue – diluted	72,393	72,024	72,340
Basic earnings per share	£ 0.049	£ 0.024	£ 0.008
Diluted earnings per share	£ 0.048	£ 0.024	£ 0.008